Trading Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trading Assets and Liabilities [Line Items]
Trading debt securities	$ 79,733	$ 69,989
Trading equity securities	27,440	19,449
Derivative asset	39,326	34,560
Trading assets	121,507	100,316
Gross trading derivative liabilities	37,930	32,047
Net amounts in consolidated balance sheet, asset	14,203	10,770
Net amounts in consolidated balance sheet, liability	9,079	8,499
Total trading liabilities	25,217	27,259
Held for trading [Member]
Trading Assets and Liabilities [Line Items]
Derivative asset	34,825	29,216
Netting, derivative assets (1)	(21,463)	(19,807)
Short sales	17,430	19,720
Gross trading derivative liabilities	33,861	28,717
Netting, derivative liabilities (1)	(26,074)	(21,178)
Net amounts in consolidated balance sheet, asset	13,362	9,409
Net amounts in consolidated balance sheet, liability	7,787	7,539
Loans held for sale [Member]
Trading Assets and Liabilities [Line Items]
Loans held for sale	977	2,041
Loans held for sale [Member] | Held for trading [Member]
Trading Assets and Liabilities [Line Items]
Loans held for sale	$ 972	$ 1,469